Additional Paid-In Capital (Details) - USD ($)	6 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Oct. 28, 2024
Additional Paid-In Capital [Abstract]
Number of granted shares			7,850,000
Capital contribution from a shareholder in the form of trading securities	$ 3,611,000